Income Taxes (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in the Hong Kong company	(16.50%)	(16.50%)
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax exemptions and reliefs	(15.00%)	(15.00%)
Valuation allowance recognized with respect to the loss in the PRC companies	(10.00%)	(10.00%)